As filed with the Securities and Exchange Commission on December 10, 2019 Securities Act Registration No. 033-85242 Investment Company Act Reg. No. 811-08822

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D C 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 48	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 49	[X]

(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

CT Corporation System
155 Federal Street, Suite 700
Boston, MA 02110
(Name and Address of Agent for Service)

With copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b);
[ ] on (date) pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CAPITAL MANAGEMENT INVESTMENT TRUST

On Behalf of its Series, Wellington Shields All-Cap Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 48 to the Registration Statement of Capital Management Investment Trust on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 47 filed on November 26, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 48 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 10th day of December, 2019.

CAPITAL MANAGEMENT INVESTMENT TRUST By: /s/ W. Jameson McFadden W. Jameson McFadden, President, Principal Executive Officer, Principal Financial Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	12/10/2019
Michael D. Cahill, Trustee	Date

*	12/10/2019
Paul J. Camilleri, Trustee	Date

*	12/10/2019
David V. Shields, Trustee	Date

/s/ W. Jameson McFadden	12/10/2019
W. Jameson McFadden, President, Principal Executive	Date
Officer, Principal Financial Officer and Secretary

By: /s/ Stephen J. Portas	12/10/2019
Stephen J. Portas, Chief Compliance Officer	Date

* Pursuant to Power of Attorney

CAPITAL MANAGEMENT INVESTMENT TRUST
EXHIBIT INDEX

Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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